Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Combinations of Business [Abstract]
Schedule of Business Combinations

Fair value	Preliminary amounts (as presented on December 31, 2022)	Adjustments	Final amounts (as presented on December 31, 2023)

Cash and cash equivalents	36	—	36
Trade accounts receivable	235	—	235
Recoverable taxes	42	—	42
Property and equipment	205	—	205
Intangible assets - Customer relationship(a)	—	1,940	1,940
Intangible assets - Software(a)	—	2,104	2,104
Other assets	460	—	460
Total assets	978	4,044	5,022

Trade accounts payable	79	—	79
Labor and social security liabilities	313	—	313
Taxes payable	41	—	41
Deferred tax liabilities	—	1,375	1,375
Other liabilities	87	—	87
Total liabilities	520	1,375	1,895

Net assets and liabilities(b)	458	2,669	3,127
Consideration paid (Note 23.3.3)	10,615	509	11,124
Goodwill	10,157	(2,160)	7,997

(a)The Group carried out a fair value assessment of the assets acquired in the business combination, having identified customer relationship, and software as intangible assets. Details on the methods and assumptions adopted to evaluate these assets are described on Note 23.3.2.
(b)The net assets recognized in the December 31, 2022 financial statements were based on a provisional assessment of their fair value while the Group sought an independent valuation for the intangible assets owned by Hubcount. The valuation had not been completed by the date the 2022 financial statements were approved for issue by the Board of Directors. In the first quarter of 2023, the valuation was completed.

Schedule of Intangible Assets
The assumptions used in the measurement of fair value of intangible assets identified in the business combination are as below.
23.3.2.1. Customer relationship

Hubcount

Amount	1,940
Method of evaluation	MEEM (*)
Estimated useful life (a)	7 years, 2 months
Discount rate (b)	15.3%
Source of information	Acquirer’s management internal projections

(*) Multi-Period Excess Earnings Method (“MEEM”)
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.
23.3.2.2. Software

Hubcount

Amount	2,104
Method of evaluation	Relief from royalties
Estimated useful life(a)	5 years
Discount rate(b)	15.3%
Source of information	Historical data
(a)Useful lives were estimated based on internal benchmarks.
(b)Discount rate used was equivalent to the weighted average cost of capital combined with the sector’s risk.

Schedule of Fair Value of Consideration Paid
The consideration paid on business combination comprises the following values, if any: (i) consideration transferred, (ii) non-controlling interest in the acquiree and (iii) fair value of the acquirer’s previously held equity interest in the acquiree. The consideration paid in the preliminary and the final assessments is presented as follows.
23.3.3.1.    Hubcount

	Preliminary amounts (as presented on December 31, 2022)	Adjustments	Final amounts (as presented on December 31, 2023)

Cash consideration paid to the selling shareholders	7,500	—	7,500
Cash consideration to be paid to the selling shareholders	3,000	(341)	2,659
Call option	—	(1,534)	(1,534)
Non-controlling interest in the acquiree	115	667	782
Contingent consideration(a)	—	1,717	1,717
Total	10,615	509	11,124

(a)Refers to contingent consideration that may be paid in 2024, based on predetermined formulae which consider mainly the net revenue of Hubcount for 2023.